Stock Options (Details) - Schedule of fair value of stock options granted	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of Stock Options Granted [Abstract]
Risk free interest rate	2.79%	1.13%
Expected term (in years)	5 years	5 years
Dividend yield	0.00%	0.00%
Expected volatility	83.86%	108.51%